Expense Example, No Redemption - Allspring Taxable Fixed Income Funds (Classes A, C, R6, Administrator & Institutional) - Allspring Core Bond Fund - Class C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	$ 1,837